Mercedes-Benz Auto Receivables
T
rust 2023-1

Amounts in USD
Investor Report
Collection Period Ended
30-Apr-2024
Dates
30-Apr-2024
Actual/360 Days
30
30/360 Days
30
15-May-2024
15-May-2024
Collection Period No.
16
Collection Period (from... to)
Determination Date
Record Date
Distribution Date
Interest Period of the Clas
s
A-1 Notes (from... to)
Interest Period of the Clas
s
A-2, A-3 an
d
A-4 Notes (from... to)
1-Apr-2024
13-May-2024
14-May-2024
15-May-2024
15-Apr-2024
15-Apr-2024
Summary
Beginning
Balance
0.00
208,706,418.64
657,500,000.00
118,600,000.00
Principal
Payment
0.00
47,003,591.12
0.00
0.00
Ending
Balance
0.00
161,702,827.52
657,500,000.00
118,600,000.00
Clas
s
A-1
Notes
Clas
s
A-2
Notes
Clas
s
A-3
Notes
Clas
s
A-4 Notes
Principal per $1000
Fac
e
Amount
0.000000
71.488352
0.000000
0.000000
Initial
Balance
435,500,000.00
657,500,000.00
657,500,000.00
118,600,000.00
Note
Factor
0.000000
0.245936
1.000000
1.000000
984,806,418.64
937,802,827.52
47,003,591.12
T
otal Note Balance
1,869,100,000.00
Overcollateralization
Adjusted Pool Balance
Y
ield Supplement Overcollateralizatio
n
Amount
Pool Balance
47,925,707.49
1,032,732,126.13
103,801,548.22
1,136,533,674.35
47,925,707.49
985,728,535.01
98,864,943.80
1,084,593,478.81
47,928,299.76
1,917,028,299.76
200,704,831.25
2,1
17,733,131.01
Initial
Overcollateralizatio
n
Amount
T
arget
Overcollateralizatio
n
Amount
Current Overcollateralizatio
n
Amount
Amount
Percentage
2.50%
2.50%
2.50%
47,928,299.76
47,925,707.49
47,925,707.49
Clas
s
A-1
Notes
Clas
s
A-2
Notes
Clas
s
A-3
Notes
Clas
s
A-4 Notes
Interest
Rate
0.000000%
5.090000%
4.510000%
4.310000%
Interest Payment
0.00
885,263.06
2,471,104.17
425,971.67
Interest per
$1000 Fac
e
Amount
0.000000
1.346408
3.758333
3.591667
Interest & Principal
Payment
0.00
47,888,854.18
2,471,104.17
425,971.67
Interest & Principal Payment
per $1000 Fac
e
Amount
0.000000
72.834759
3.758333
3.591667
$50,785,930.02
T
otal
$3,782,338.90

Mercedes-Benz Auto Receivables
T
rust 2023-1

Amounts in USD
Investor Report
Collection Period Ended
30-Apr-2024
A
vailable Collections
Reserve Fund Dra
w
Amount
A
vailable Funds
Purchas
e
Amounts
Advances made by the Servicer
Investment Earnings
Principal Collections
Interest Collections
Net Liquidation Proceeds
Recoveries
55,205,342.32
0.00
55,205,342.32
48,242,886.49
4,905,046.77
730,219.20
1,114,534.68
0.00
0.00
212,655.18
(1)
T
otal Servicing Fee
Nonrecoverabl
e
Advances to the Servicer
(2)
T
otal Trustee Fees and an
y
Asset Representations Reviewer
fees (max. $250,000 p.a.)
947,111.40
0.00
0.00
3,782,338.90
0.00
0.00
47,003,591.12
0.00
0.00
(3) Interest Distributabl
e
Amount Clas
s
A Notes
(4) Priority Principal Distributabl
e
Amount
(5)
T
o Reserve Fund to reach the Reserve Fund Require
d
Amount
(6) Regular Principal Distributabl
e
Amount
(7) Additional Servicing Fee and Transition Costs
(8)
T
otal Trustee Fees and an
y
Asset Representations Reviewer
fees [not previously paid under (2)]
(9) Excess Collections to Certificateholders
T
otal Distribution
55,205,342.32
3,472,300.90
Distributions
A
vailable Funds
Distribution Detail
Paid
Shortfall
Due
T
otal Servicing Fee
T
otal Trustee Fee
947,111.40
0.00
0.00
0.00
947,111.40
0.00
Monthly Interest Distributabl
e
Amount
thereof on Clas
s
A-1 Notes
thereof on Clas
s
A-2 Notes
thereof on Clas
s
A-3 Notes
thereof on Clas
s
A-4 Notes
3,782,338.90
0.00
885,263.06
2,471,104.17
425,971.67
0.00
0.00
0.00
0.00
0.00
3,782,338.90
0.00
885,263.06
2,471,104.17
425,971.67
Interest Carryover Shortfal
l
Amount
thereof on Clas
s
A-1
Notes
thereof on Clas
s
A-2
Notes
thereof on Clas
s
A-3
Notes
thereof on Clas
s
A-4
Notes
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
3,782,338.90
3,782,338.90
0.00
Interest Distributabl
e
Amount Clas
s
A
Notes
Priority Principal Distributabl
e
Amount
Regular Principal Distributabl
e
Amount
0.00
47,003,591.12
0.00
0.00
0.00
47,003,591.12
Aggregate Principal Distributabl
e
Amount
47,003,591.12
47,003,591.12
0.00

Mercedes-Benz Auto Receivables
T
rust 2023-1

Amounts in USD
Investor Report
Collection Period Ended
30-Apr-2024
Reserve Fund and Investment Earnings
Investment Earnings
Reserve Fund
Reserve Fun
d
Amount - Beginning Balance
Reserve Fund Deficiency
Reserve Fun
d
Amount - Ending Balance
4,792,570.75
0.00
4,792,570.75
Reserve Fund Require
d
Amount
plus/minus change to meet Reserve Fund Require
d
Amount
plus Net Investment Earnings for the Collection Period
minus Net Investment Earnings
minus Reserve Fund Dra
w
Amount
Investment Earnings for the Collection Period
Net Investment Earnings on the Reserve Fund
Net Investment Earnings on the Collectio
n
Account
19,644.45
193,010.73
212,655.18
4,792,570.75
0.00
19,644.45
19,644.45
0.00
Notice to Investors

Mercedes-Benz Auto Receivables
T
rust 2023-1

Amounts in USD
Investor Report
Collection Period Ended
30-Apr-2024
Pool Statistics
Pool Data
5.02%
39.56
29.41
Cutoff Date Pool Balance
Amount
2,117,733,131.01
Pool Balance beginning of Collection Period
1,136,533,674.35
Principal Collections
Principal Collections attributable to Full Pay-offs
Principal Purchas
e
Amounts
Principal Gross Losses
Pool Balance end of Collection Period
W
eighte
d
A
verag
e
APR
1,084,593,478.81
37,528
38,474
W
eighte
d
A
verage Number of Remaining Payments
W
eighte
d
A
verage Seasoning (months)
As of Cutoff Date
Current
Number of Receivables
52,827
31,149,027.41
17,093,859.08
0.00
3,697,309.05
Pool Factor
51.21%
4.85%
54.32
13.16

Mercedes-Benz Auto Receivables
T
rust 2023-1

Amounts in USD
Investor Report
Collection Period Ended
30-Apr-2024
Delinquency Profile
(1) A receivable is not considered delinquent if the amount past due is less than
10% of the payment due under such receivable
37,528
31-60
Days
Delinquent
61-90
Days
Delinquent
91-120 Days Delinquent
T
otal
Current
98.15%
1.31%
0.42%
0.13%
100.00%
1,064,485,669.36
14,211,737.69
4,504,482.81
1,391,588.95
1,084,593,478.81
37,108
301
94
25
Delinquency Profile
(1)
Amount
Number of Receivables
Percentage
Delinquency
T
rigger
3.550%
60+ Delinquency Loans to EO
P
Aggregate Securitization
V
alue
0.544%
Delinquency Trigger occurred
No
Loss Statistics
A
verage Net Loss / (Gain)
17,756.32
Cumulative Principal Net Loss / (Gain) as % of Cutoff Date Pool Balance
Four Mont
h
A
verage
1.744%
Principal Net Loss / (Gain) as % of
A
verage Pool Balance (annualized):
20,046,888.03
1,900,322.40
Principal Net Loss / (Gain)
Principal Net Liquidation Proceeds
Principal Recoveries
Principal Gross Losses
92
1,129
Losses
(1)
Amount
3,697,309.05
719,803.81
1,077,182.84
Number of Receivables
Number of Receivables
Amount
46,253,166.25
16,691,065.55
9,515,212.67
Current
Cumulative
0.947%
(1) Losses include accounts that have been charged off with a balance remaining of less than
$50.
These accounts are excluded in the Number of Receivables count as they are not considered a charge-off
on a defaulted loan
.
Current Collection Period
2.053%
Prior Collection Period
0.551 % Second Prior
Collection
Period
1.780
%
Third
Prior
Collection
Period
2.593%